Registration No. 333-111098

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
|_| Pre-Effective Amendment No. |X| Post-Effective Amendment No. 1

(Check appropriate box or boxes)

DREYFUS GROWTH AND VALUE FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

(212) 922-6000

(Area Code and Telephone Number)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices: Number,
Street, City, State, Zip Code)

(Name and Address of Agent for Service)

Mark N. Jacobs, Esq.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

An indefinite number of Registrant’s shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

           This Post-Effective Amendment consists of the following:

           (1) Facing Sheet of the Registration Statement.

           (2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registration Statement on Form N-14 (File No. 333-111098), filed on December 11, 2003.

This Post-Effective Amendment is being filed solely for the purpose to file as Exhibit No. 12 to this Registration Statement on Form N-14 the final tax opinions.

DREYFUS GROWTH AND VALUE FUNDS, INC.
PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A, filed March 28, 2003.

Item 16	Exhibits. All references are to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A, filed March 28, 2003 (File No. 33-51061) (the "Registration Statement") unless otherwise noted.

(1)(a)	Registrant's Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (1) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed December 22, 1993, and Exhibit (1)(b) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed September 27, 1995, and Exhibit (a)(1) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed April 2, 2001.

(2)	Registrant's By-Laws, as amended, are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, filed February 25, 2000.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization.*

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)(a)	Management Agreement is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 54 to the Registration Statement.

(6)(b)	Sub-Investment Advisory Agreement between The Dreyfus Corporation and Franklin Portfolio Associates, LLC is incorporated by reference to Exhibit (f)(1) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed June 26, 2001.

(6)(c)	Sub-Investment Advisory Agreement between The Dreyfus Corporation and The Boston Company Asset Management, LLC is incorporated by reference to Exhibit (f)(2) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed June 26, 2001.

(7)	Distribution Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 54 to the Registration Statement.

(8)	Not Applicable.

(9)	Amended and Restated Custody Agreement is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed September 27, 1995.

(10)(a)	Shareholder Services Plan is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 54 to the Registration Statement.

(10)(b)	Distribution Plan (Rule 12b-1 Plan) is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 54 to the Registration Statement.

(10(c)	Rule 18f-3 Plan is incorporated by reference to Exhibit (o) of Post-Effective Amendment No. 54 to the Registration Statement.

(11)(a)	Opinion of Registrant's counsel is incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, filed February 25, 2000.

(11)(b)	Consent of Registrant's Counsel.*

(12)	Opinions and consents of counsel regarding tax matters.**

(13)	Not Applicable.

(14)	Consents of Independent Auditors.*

(15)	Not Applicable.

(16)	Power of Attorney.*

(17)(a)	Forms of Proxy.*

(17)(b)	The Bear Stearns Fund's Prospectuses and Statement of Additional Information dated August 1, 2003, as revised August 8, 2003 are incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of The Bear Stearns Funds, filed July 25, 2003 (File No. 33-84842).

__________

*	Filed previously.

**	Filed herein.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

          As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 24th day of May, 2004.

DREYFUS GROWTH AND VALUE FUNDS, INC. (Registrant) By: /s/ Stephen E. Canter Stephen E. Canter, President

Signatures	Title	Date

/s/ Stephen E. Canter* Stephen E. Canter	President (Principal Executive Officer)	5/24/04

/s/ James Windels* James Windels	Treasurer (Principal Accounting and Financial Officer)	5/24/04

/s/ Joseph S. DiMartino* Joseph S. DiMartino	Chairman of the Board	5/24/04

/s/ David P. Feldman* David P. Feldman	Board Member	5/24/04

/s/ Ehud Houminer* Ehud Houminer	Board Member	5/24/04

/s/ Gloria Messinger* Gloria Messinger	Board Member	5/24/04

/s/ T. John Szarkowski* T. John Szarkowski	Board Member	5/24/04

/s/ Anne Wexler* Anne Wexler	Board Member	5/24/04

*By: /s/ Michael A. Rosenberg
        Michael A. Rosenberg
        Attorney-in-Fact

Exhibit Index

(12)   Opinions and Consents of Counsel regarding tax matters.